                  DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS

                      Delaware Limited-Term Government Fund

                            Supplement to the Fund's
                       Statement of Additional Information
                             dated February 28, 2002

The Board of Trustees has approved the following changes in sales charges for Class A and Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in this Statement of Additional Information (SAI) to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 2.00% during the first year, 1.00% during the second and third years, and 0.00% thereafter. The maximum amount of Class B shares that may be purchased at any one time will be lowered to $100,000. The Class A sales charge schedule and the Class C CDSC and purchase amount are not affected.

Effective November 18, 2002, the new sales charge schedule for Class B shares and maximum purchase amount, described above, replace the sales charge and maximum purchase amount information throughout the SAI, and specifically in the following sections: "Performance Information" on page 17; "Purchasing Shares" on pages 24 and 25; "Purchasing Shares -- Special Purchase Features - Class A Shares - Right of Accumulation" on page 34; and "Redemption and Exchange" on page 46.


The following average annual total and cumulative total return tables replace the similar tables on pages 15 and 19. Past performance is not a guarantee of future results:

         Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

The average annual total return for each Class is shown for the 1 year, 5 year, or 10 year period ending December 31, 2001. If a Class has not been in existence for a full 1, 5 or 10 year period, then Lifetime returns are shown. Lifetime returns are not shown if performance information exists for the 10 year period.

                                                     Average Annual Total Return(1)
        ---------------------------------------- ----------- ----------- ----------- -----------

                                                     1 year     5 years    10 years
                                                      ended       ended       ended     Life of
                                                   12/31/01    12/31/01    12/31/01        Fund
        ---------------------------------------- ----------- ----------- ----------- -----------
        Class A Shares (at offer before taxes)(2)     5.16%       5.47%       4.85%         N/A
        ---------------------------------------- ----------- ----------- ----------- -----------
        Class A Shares (at offer after taxes
        on distributions)(2)                          2.84%       2.90%       2.18%         N/A
        ---------------------------------------- ----------- ----------- ----------- -----------
        Class A Shares (at offer after taxes
        on distributions and sale of fund
        shares)(2)                                    3.10%       3.05%       2.49%         N/A
        ---------------------------------------- ----------- ----------- ----------- -----------
        Class A Shares (at NAV before taxes)2         8.16%       6.06%       5.14%         N/A
        ---------------------------------------- ----------- ----------- ----------- -----------
        Class B Shares (including CDSC before
        taxes)(3)                                     5.22%       5.17%         N/A       4.67%
        ---------------------------------------- ----------- ----------- ----------- -----------
        Class B Shares (including CDSC after
        taxes on distributions)(3)                    3.20%       2.95%         N/A       2.32%
        ---------------------------------------- ----------- ----------- ----------- -----------
        Class B Shares (including CDSC after
        taxes on distributions and sale of
        fund shares)(3)                               3.14%       3.00%         N/A       2.52%
        ---------------------------------------- ----------- ----------- ----------- -----------
        Class B Shares (excluding CDSC before
        taxes)(3)                                     7.22%       5.17%         N/A       4.67%
        ---------------------------------------- ----------- ----------- ----------- -----------
        Class C Shares (including CDSC before
        taxes)                                        6.20%       5.16%         N/A       4.86%
        ---------------------------------------- ----------- ----------- ----------- -----------
        Class C Shares (including CDSC after
        taxes on distributions)                       4.19%       2.94%         N/A       2.61%
        ---------------------------------------- ----------- ----------- ----------- -----------
        Class C Shares (including CDSC after
        taxes on distributions and sale of
        fund shares)                                  3.74%       3.00%         N/A       2.74%
        ---------------------------------------- ----------- ----------- ----------- -----------
        Class C Shares (excluding CDSC before
        taxes)                                        7.20%       5.16%         N/A       4.86%
        ---------------------------------------- ----------- ----------- ----------- -----------
        Institutional Class Shares (before
        taxes)                                        8.34%       6.23%       5.30%         N/A
        ---------------------------------------- ----------- ----------- ----------- -----------
        Institutional Class Shares (after
        taxes on distributions)                       5.87%       3.58%       2.56%         N/A
        ---------------------------------------- ----------- ----------- ----------- -----------
        Institutional Class Shares (after
        taxes on distributions and sale of
        fund shares)                                  5.02%       3.63%       2.83%         N/A
        ---------------------------------------- ----------- ----------- ----------- -----------

(1) Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Sub-Advisory Agreement for information regarding expense caps for the Funds. In the absence of such voluntary waivers, performance would have been affected negatively
(2) Effective June 9, 1997, the maximum front-end sales charge was reduced from 3.00% to 2.75%. The above performance numbers are calculated using 2.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.
(3) Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 2.00% during the first year, 1.00% during the second and third years, and 0.00% thereafter. The above figures have been calculated using this new schedule.
(4) Class A Shares Inception, Class B Shares Inception 5/2/94, Class C Shares Inception 11/29/95, Institutional Class Shares Inception 6/1/92.


                                                       Cumulative Total Return(1)
----------------------- ----------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------

                          3 months    6 months   9 months     1 year     3 years     5 years    10 years   15 years
                             ended       ended      ended      ended       ended       ended       ended      ended     Life of
                          12/31/01    12/31/01   12/31/01    12/31/01   12/31/01    12/31/01    12/31/01   12/31/01        Fund
----------------------- ----------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
Class A Shares(2)
At Offer
(Inception 11/24/85)        -1.94%       1.82%      2.32%       5.16%     15.39%      30.51%      60.57%    143.92%     165.74%
----------------------- ----------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
Class A Shares
At NAV
(Inception 11/24/85)         0.77%       4.70%      5.20%       8.16%     18.71%      34.23%      65.14%    150.77%     173.18%
----------------------- ----------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
Institutional Class
Shares
(Inception 6/1/92)           0.83%       4.80%      5.33%       8.34%     19.26%      35.26%      67.62%    155.96%     178.84%
----------------------- ----------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
Class B Shares(3)
Including CDSC
(Inception 5/2/94)          -1.44%       2.24%      2.50%       5.22%     14.71%      28.64%         N/A        N/A      41.94%
----------------------- ----------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
Class B Shares
Excluding CDSC
(Inception 5/2/94)           0.55%       4.24%      4.50%       7.22%     15.70%      28.64%         N/A        N/A      41.94%
----------------------- ----------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
Class C Shares
Including CDSC
(Inception 11/28/95)        -0.44%       3.23%      3.49%       6.20%     15.66%      28.59%         N/A        N/A      33.54%
----------------------- ----------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
Class C Shares
Excluding CDSC
(Inception 11/28/95)         0.55%       4.23%      4.49%       7.20%     15.66%      28.59%         N/A        N/A      33.54%
----------------------- ----------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------

(1) Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Sub-Advisory Agreement for information regarding expense caps for the Funds. In the absence of such voluntary waivers, performance would have been affected negatively.
(2) Effective June 9, 1997, the maximum front-end sales charge was reduced from 3.00% to 2.75%. The above performance numbers are calculated using 2.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.
(3) Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 2.00% during the first year, 1.00% during the second and third years, and 0.00% thereafter. The above figures have been calculated using this new schedule.


The final sentence of the last paragraph under the sections "Purchasing Shares - Contingent Deferred Sales Charge - Class B Shares and Class C Shares" and "Redemption and Exchange - Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value", which states "All investments made during the calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month." is deleted.

The first paragraph under the section entitled Institutional Classes under the heading PURCHASING SHARES is hereby revised by inserting the following language at the end of the paragraph:

         ";(f) certain plans qualified under Section 529 of the Internal Revenue Code for which Delaware Service Company, Inc., the Distributor, or the Manager or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services; and (g) Programs sponsored by financial intermediaries where such program requires the purchase of Institutional Class shares."


The date of this Supplement is November 18, 2002.